Reverse Recapitalization (Tables)	3 Months Ended
Mar. 31, 2024
Reverse Recapitalization
Number of shares of common stock issued and outstanding immediately following consummation of the Business Combination

The number of shares of common stock issued and outstanding immediately following consummation of the Business Combination was (in thousands):

Shares
Common stock of Concord III outstanding prior to the Business Combination	3,941
Less: redemption of Concord III’s common stock	(3,766)
Sponsor earnout common stock outstanding prior to the Business Combination	8,625
Common stock of Concord III issued and outstanding	8,800
Common stock issued in PIPE Financing	4,530
Legacy GCT common stock	32,503
Total common stock issued and outstanding	45,833